Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000095789 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.55%
C000095789 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000095789 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.02%
C000095789 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.66%
C000095789 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000095789 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.23%
C000095789 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
C000095789 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
C000095789 [Member] | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
C000095789 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
C000095789 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000095789 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000095789 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000095789 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000095789 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000095789 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000095789 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000155777 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.08%
C000155777 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.98%
C000155777 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.36%
C000155777 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000155777 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.99%
C000155777 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%
C000155777 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
C000155777 [Member] | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.19%
C000155777 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
C000155777 [Member] | Empower T Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
C000155777 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155777 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000155777 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155777 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000155777 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000155777 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000155777 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000155780 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
C000155780 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
C000155780 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.54%
C000155780 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.46%
C000155780 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
C000155780 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
C000155780 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.38%
C000155780 [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.11%
C000155780 [Member] | Empower U S Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.53%
C000155780 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
C000155780 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000155780 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000155780 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155780 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155780 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155780 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
C000155780 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000069828 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.08%
C000069828 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.98%
C000069828 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.36%
C000069828 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000069828 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.99%
C000069828 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.25%
C000069828 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
C000069828 [Member] | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.19%
C000069828 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
C000069828 [Member] | Empower T Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
C000069828 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000069828 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000069828 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000069828 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000069828 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000069828 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000069828 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000095791 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
C000095791 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
C000095791 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.54%
C000095791 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.46%
C000095791 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
C000095791 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
C000095791 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.38%
C000095791 [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.11%
C000095791 [Member] | Empower U S Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.53%
C000095791 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
C000095791 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000095791 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000095791 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000095791 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000095791 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000095791 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
C000095791 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000069829 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.55%
C000069829 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000069829 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.02%
C000069829 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.66%
C000069829 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000069829 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.23%
C000069829 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
C000069829 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
C000069829 [Member] | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
C000069829 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
C000069829 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000069829 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000069829 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000069829 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000069829 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000069829 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000069829 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000095790 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
C000095790 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
C000095790 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.15%
C000095790 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
C000095790 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000095790 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
C000095790 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
C000095790 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
C000095790 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
C000095790 [Member] | Empower U S Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
C000095790 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000095790 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000095790 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000095790 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000095790 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000095790 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000095790 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000069830 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
C000069830 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
C000069830 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.15%
C000069830 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
C000069830 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000069830 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
C000069830 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
C000069830 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
C000069830 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
C000069830 [Member] | Empower U S Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
C000069830 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000069830 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000069830 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000069830 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000069830 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000069830 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000069830 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000155778 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.55%
C000155778 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155778 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.02%
C000155778 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.66%
C000155778 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000155778 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.23%
C000155778 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
C000155778 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
C000155778 [Member] | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
C000155778 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
C000155778 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000155778 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000155778 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155778 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155778 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000155778 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000155778 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000155779 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
C000155779 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.04%
C000155779 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.15%
C000155779 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.54%
C000155779 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000155779 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
C000155779 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.14%
C000155779 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
C000155779 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
C000155779 [Member] | Empower U S Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
C000155779 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000155779 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000155779 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155779 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155779 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000155779 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%
C000155779 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000155775 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	18.25%
C000155775 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000155775 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	24.23%
C000155775 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.25%
C000155775 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.32%
C000155775 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
C000155775 [Member] | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.64%
C000155775 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.79%
C000155775 [Member] | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
C000155775 [Member] | Empower T Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155775 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000155775 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155775 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000155775 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000155775 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000069826 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	18.25%
C000069826 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000069826 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	24.23%
C000069826 [Member] | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.25%
C000069826 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.32%
C000069826 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
C000069826 [Member] | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.64%
C000069826 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.79%
C000069826 [Member] | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
C000069826 [Member] | Empower T Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000069826 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000069826 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000069826 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000069826 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000069826 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000069831 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
C000069831 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
C000069831 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.54%
C000069831 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.46%
C000069831 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
C000069831 [Member] | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
C000069831 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.38%
C000069831 [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.11%
C000069831 [Member] | Empower U S Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.53%
C000069831 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
C000069831 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000069831 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000069831 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000069831 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000069831 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000069831 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
C000069831 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%